INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Additional information regarding significant joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 255,568,505	$ 236,088,113
Liabilities	227,453,292	207,282,494
Compania de financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	3,235,475	3,289,299
Liabilities	2,721,800	2,876,294
Income from ordinary activities	1,524,072	1,700,009
Profits (loss)	$ 26,665	$ (19,345)